Current and long-term debt - BCFL lease financing (MR) (Details)	1 Months Ended			12 Months Ended
	Nov. 30, 2023 USD ($) vessel	Apr. 30, 2020 USD ($)	Sep. 30, 2017 USD ($) optionToAcquireAdditionalProperty vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 31, 2023 USD ($)	Jan. 31, 2023 USD ($)	Jan. 31, 2021 USD ($) vessel	Jul. 31, 2020 USD ($) vessel	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 1,588,290,000	$ 1,436,224,000
Principal repayments recognized in consolidated cash flow statements				$ 516,127,000	79,502,000	$ 56,729,000
Number of vessels, purchase option exercised | vessel				18
Purchase option fees							$ 1,700,000	$ 1,200,000
Sellers credit on sale leaseback vessels				$ 0	11,430,000
BCFL Lease Financing (MRs)
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 21,700,000	$ 53,200,000
BCFL Lease Financing (MRs) | STI Amber
Disclosure of detailed information about borrowings [line items]
Principal repayments recognized in consolidated cash flow statements	$ 8,200,000
BCFL Lease Financing (MRs) | STI Topaz, STI Garnet, STI Onyx, STI Ruby
Disclosure of detailed information about borrowings [line items]
Number of vessels, purchase option exercised | vessel	4
BCFL Lease Financing (MRs) | STI Ruby
Disclosure of detailed information about borrowings [line items]
Principal repayments recognized in consolidated cash flow statements	$ 7,400,000
BCFL Lease Financing (MRs) | Bottom of range
Disclosure of detailed information about borrowings [line items]
Deposit minimum per vessel			$ 5,100,000
Minimum ratio for fair value of vessels			100.00%
MR | BCFL Lease Financing (MRs)
Disclosure of detailed information about borrowings [line items]
Finance lease daily rate per vessel		$ 1,910
Increase through new leases, liabilities arising from financing activities		$ 1,900,000
Borrowings instrument, term		3 years
MR | Installation of scrubbers | BCFL Lease Financing (MRs)
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel									3	1
Borrowings									$ 5,800,000	$ 1,900,000
MR | Vessels | Bottom of range | STI Amber, STI Topaz, STI Ruby, STI Garnet and STI Onyx
Disclosure of detailed information about borrowings [line items]
Sales Leaseback Transaction, Option To Purchase, Term			5 years
MR | Vessels | Top of range | STI Amber, STI Topaz, STI Ruby, STI Garnet and STI Onyx
Disclosure of detailed information about borrowings [line items]
Sale leaseback, option to purchase period			10 years
MR | Vessels | BCFL Lease Financing (MRs) | STI Amber, STI Topaz, STI Ruby, STI Garnet and STI Onyx
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel			5
Sale leaseback transaction, gross proceeds per vessel			$ 27,500,000
Sale leaseback transaction, term			7 years
Finance lease daily rate per vessel												$ 9,025
Number of options in sale leaseback | optionToAcquireAdditionalProperty			3
Sale leaseback, option term			1 year
Sale leaseback, deposit per vessel											$ 5,100,000